UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              LSV Value Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-386-3578

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                               [LSV LOGO OMITTED]



                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2003






                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               [LSV LOGO OMITTED]

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Value Equity Fund (the "Fund") and the benchmark Russell 1000 Value Index for the fiscal year, trailing three-years and since inception (March 31, 1999) as of October 31, 2003:

                                           12 Months              3 Years Annualized          Annualized Since
Fund:                                   Ended 10/31/03              Ended 10/31/03          Inception (03/31/99)
-----                                  ----------------          --------------------      ----------------------
LSV Value Equity Fund                         29.3%                        7.0%                       6.6%
Benchmark:
----------
Russell 1000 Value Index                      22.9%                       -0.9%                       1.9%
Broad Market:
-------------
S&P 500 Index                                 20.8%                       -8.3%                      -3.0%

Stocks continued to recover during the summer with the Fund and the market indices posting strong gains. The Fund performed well in the quickly rising market, which is not typically characteristic of our defensive investment strategy. Growth stocks performed better than value stocks in 2003, which also worked against our deep value investment approach. However, an overweight in mid-sized companies relative to the benchmark helped performance this year and helped offset our deep value bias. The performance of the Fund over the past five calendar years is shown below:

                            Calendar          Calendar           Calendar           Calendar          Calendar
                            Year 1999         Year 2000          Year 2001          Year 2002         Year 2003
                            Nine Mos.          Twelve             Twelve             Twelve              Ten
                              Ended          Mos. Ended         Mos. Ended         Mos. Ended        Mos. Ended
                            12/31/99          12/31/00           12/31/01           12/31/02          10/31/03
                            ---------        ----------         ----------         ----------        ----------
LSV Value Equity Fund          2.8%             11.1%               5.2%             -11.1%             25.4%
Russell 1000
   Value Index                 5.8%              7.0%              -5.6%             -15.5%             20.8%
S&P 500 Index                 15.3%             -9.1%             -11.9%             -22.1%             21.2%

Our disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection the major contributor to excess returns. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                                                   Russell 1000                  S&P 500
      Characteristic                        Fund                    Value Index                   Index
      --------------                       ------                  ------------                 ---------
      Price-to-Earnings Ratio                12.7x                     17.3x                      20.9x
      Price-to-Cash Flow Ratio                5.4x                      8.3x                      12.1x
      Wtd. Avg. Market Cap:                $29.7 Bil                 $58.0 Bil                  $87.3 Bil

We plan to continue with the same investment approach, using our disciplined cash flow and earnings-based model to select stocks we believe are poised to outperform the benchmark over the next three to five years.


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-FUND-LSV (1-888-386-3578). INVESTMENT PERFORMANCE REFLECTS VOLUNTARY FEE WAIVERS PREVIOUSLY IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. THE FUND'S ANNUALIZED RETURNS FOR THE PERIOD ENDING 9/30/03 WERE 22.50% FOR 1 YEAR; 5.34% FOR 3 YEARS AND 5.04% SINCE THE FUND'S INCEPTION OF 3/31/99.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                 EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

--------------------------------------------------------------------------------
                                 Total Return(1)
--------------------------------------------------------------------------------
                                 Annualized
        One Year                 Three Year                 Annualized
         Return                    Return              Inception to Date(2)
--------------------------------------------------------------------------------
         29.33%                     7.02%                      6.60%
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                            LSV Value                Russell 1000
                           Equity Fund              Value Index(3)
3/31/99                      $10,000                    $10,000
10/99                        $10,329                    $10,615
10/00                        $10,934                    $11,201
10/01                        $10,952                    $ 9,872
10/02                        $10,364                    $ 8,883
10/03                        $13,403                    $10,915


(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The LSV Value Equity Fund commenced operations on March 31, 1999.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

STATEMENT OF NET ASSETS
October 31, 2003

                                                             Market
                                                              Value
LSV VALUE EQUITY FUND                            Shares       (000)
-------------------------------------------------------------------

COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (1.8%)
   Boeing                                        29,200    $  1,124
   Goodrich                                      38,500       1,064
   Rockwell Collins                              13,200         362
   United Technologies                           16,200       1,372
                                                           --------
                                                              3,922
                                                           --------
AGRICULTURAL OPERATIONS (0.6%)
   Monsanto                                      52,400       1,313
                                                           --------
APPAREL/TEXTILES (0.5%)
   VF25,200                                                   1,070
                                                           --------
AUTOMOTIVE (3.4%)
   Autoliv                                       67,800       2,246
   Delphi                                        99,100         882
   Ford Motor                                   196,400       2,382
   General Motors                                40,900       1,745
                                                           --------
                                                              7,255
                                                           --------
BANKS (18.3%)
   AmSouth Bancorp                               53,600       1,266
   Astoria Financial                             63,900       2,214
   Bank of America                               78,000       5,907
   Bank of Hawaii                                25,800       1,017
   Bank One                                      39,300       1,668
   Comerica                                      10,200         525
   FleetBoston Financial                         57,600       2,326
   Greenpoint Financial                          54,750       1,705
   Huntington Bancshares                         86,800       1,880
   JP Morgan Chase                              164,400       5,902
   Keycorp                                       30,500         862
   National City                                 42,800       1,398
   Popular                                       47,200       2,124
   Regions Financial                             31,600       1,161
   UnionBanCal                                   24,000       1,300
   US Bancorp                                    41,100       1,119
   Wachovia                                      80,300       3,683
   Washington Mutual                             72,000       3,150
                                                           --------
                                                             39,207
                                                           --------
BUILDING & CONSTRUCTION (2.2%)
   Cavco Industries*                                310           7
   Centex                                        18,200       1,775
   Lafarge North America                         17,700         639
   Pulte Homes                                   26,200       2,267
                                                           --------
                                                              4,688
                                                           --------
CHEMICALS (1.8%)
   Cytec Industries*                             32,000       1,117
   Eastman Chemical                              28,200         915
   FMC*                                          37,900       1,062
   Lubrizol                                      27,600         836
                                                           --------
                                                              3,930
                                                           --------

                                                             Market
                                                              Value
                                                 Shares       (000)
-------------------------------------------------------------------
COMMERCIAL SERVICES (0.9%)
   Convergys*                                    77,500    $  1,244
   Pittston Brink's Group                        33,700         676
                                                           --------
                                                              1,920
                                                           --------
COMPUTERS & SERVICES (5.3%)
   Computer Sciences*                            35,300       1,398
   Electronic Data Systems                      106,800       2,291
   Maxtor*                                      188,000       2,570
   NCR*                                          72,300       2,598
   Storage Technology*                           54,800       1,321
   Western Digital*                              84,900       1,142
                                                           --------
                                                             11,320
                                                           --------
CONSUMER DISCRETIONARY (1.0%)
   Energizer Holdings*                           56,600       2,083
                                                           --------
DIVERSIFIED MANUFACTURING (0.3%)
   Textron                                       15,100         750
                                                           --------
ELECTRICAL SERVICES (5.0%)
   Centerpoint Energy                            43,500         427
   Constellation Energy Group                    30,600       1,113
   Edison International*                        140,100       2,761
   Exelon                                        28,000       1,777
   Northeast Utilities                           66,800       1,258
   OGE Energy                                    40,000         912
   PNM Resources                                 25,700         727
   Reliant Resources*                             1,745           9
   Sempra Energy                                 66,500       1,849
                                                           --------
                                                             10,833
                                                           --------
ENTERTAINMENT (2.2%)
   Blockbuster                                  107,200       2,066
   Callaway Golf                                101,800       1,654
   GTECH Holdings                                23,800       1,063
                                                           --------
                                                              4,783
                                                           --------
FINANCIAL SERVICES (8.6%)
   Allied Capital                                48,800       1,213
   Bear Stearns                                  35,500       2,707
   Capital One Financial                         33,700       2,049
   Citigroup                                    133,700       6,337
   Countrywide Credit Industry                   33,300       3,501
   Deluxe                                        33,700       1,360
   Freddie Mac                                   21,200       1,190
                                                           --------
                                                             18,357
                                                           --------
FOOD, BEVERAGE & TOBACCO (4.0%)
   Adolph Coors, Cl B                            16,300         914
   Altria Group                                  62,800       2,920
   PepsiAmericas                                 68,100       1,020
   Supervalu                                     69,600       1,755
   Tyson Foods, Cl A                             84,100       1,200
   Universal                                     20,200         881
                                                           --------
                                                              8,690
                                                           --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2003


                                                             Market
                                                              Value
LSV VALUE EQUITY FUND                            Shares       (000)
-------------------------------------------------------------------
GAS/NATURAL GAS (0.7%)
   Nicor                                         43,900    $  1,504
                                                           --------
HOTELS & LODGING (0.8%)
   Aztar*                                        78,400       1,637
                                                           --------
HOUSEHOLD, FURNITURE & FIXTURES (1.4%)
   Maytag                                        35,000         889
   Whirlpool                                     28,800       2,030
                                                           --------
                                                              2,919
                                                           --------
INSURANCE (9.7%)
   Allstate                                      64,600       2,552
   American Financial Group                      61,200       1,363
   AmerUs Group                                  36,600       1,382
   Cigna                                         26,900       1,535
   Fidelity National Financial                   27,250         842
   Humana*                                      100,500       2,039
   Lincoln National                              62,000       2,476
   Loews                                         24,700       1,062
   MBIA                                          17,500       1,043
   Metlife                                       49,200       1,545
   Old Republic International                    54,400       1,955
   PMI Group                                     19,400         742
   Stancorp Financial Group                      16,400       1,034
   Torchmark                                     25,300       1,110
   Travelers Property Casualty, Cl A                699          11
   Travelers Property Casualty, Cl B              1,438          23
                                                           --------
                                                             20,714
                                                           --------
INTERNET CONTENT (0.8%)
   ProQuest*                                     59,200       1,758
                                                           --------
LABORATORY EQUIPMENT (0.6%)
   PerkinElmer                                   72,700       1,309
                                                           --------
LEASING & RENTING (0.5%)
   Ryder System                                  35,700       1,071
                                                           --------
MACHINERY (1.9%)
   Briggs & Stratton                             16,900       1,099
   Cummins                                       23,800       1,128
   Johnson Controls                              13,200       1,419
   Tecumseh Products, Cl A                        8,600         353
                                                           --------
                                                              3,999
                                                           --------
METAL / MINING (0.3%)
   Shaw Group*                                   49,700         678
                                                           --------
OPTICAL SUPPLIES (0.8%)
   Bausch & Lomb                                 35,800       1,724
                                                           --------
PETROLEUM & FUEL PRODUCTS (8.8%)
   Amerada Hess                                  36,900       1,905
   Anadarko Petroleum                            20,500         894
   ChevronTexaco                                 80,700       5,996
   Exxon Mobil                                   47,600       1,741

                                                             Market
                                                              Value
                                                 Shares       (000)
-------------------------------------------------------------------
   Marathon Oil                                 101,600    $  3,004
   Occidental Petroleum                          91,200       3,216
   Stone Energy*                                 27,700       1,001
   Sunoco                                        25,900       1,134
                                                           --------
                                                             18,891
                                                           --------
PHARMACEUTICALS (1.2%)
   Alpharma, Cl A                                54,700         995
   ICN Pharmaceuticals                           81,200       1,568
                                                           --------
                                                              2,563
                                                           --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.0%)
   Eastman Kodak                                 50,500       1,234
   Xerox*                                        91,300         958
                                                           --------
                                                              2,192
                                                           --------
PRINTING & PUBLISHING (0.8%)
   American Greetings*                           33,400         712
   RR Donnelley & Sons                           39,800       1,035
                                                           --------
                                                              1,747
                                                           --------
RAILROADS (1.6%)
   Burlington Northern Santa Fe                  77,800       2,252
   Union Pacific                                 17,400       1,089
                                                           --------
                                                              3,341
                                                           --------
RETAIL (4.5%)
   Albertson's                                   51,100       1,037
   Barnes & Noble*                               49,300       1,469
   Darden Restaurants                            40,700         853
   Federated Department Stores                   61,600       2,929
   Jack in the Box*                              50,800         924
   Papa John's International*                    25,300         666
   Safeway*                                      44,400         937
   Sears Roebuck                                 16,900         889
                                                           --------
                                                              9,704
                                                           --------
SPECIALTY CHEMICALS (0.5%)
   Sherwin-Williams                              31,800       1,067
                                                           --------
STEEL & STEEL WORKS (0.3%)
   Steel Dynamics*                               40,100         747
                                                           --------
TELEPHONES & TELECOMMUNICATIONS (6.1%)
   BellSouth                                    182,300       4,796
   SBC Communications                            69,300       1,662
   Sprint-FON Group                             218,000       3,488
   Verizon Communications                        94,600       3,179
                                                           --------
                                                             13,125
                                                           --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
October 31, 2003


                                            Shares/Face      Market
                                               Amount         Value
LSV VALUE EQUITY FUND (concluded)              (000)          (000)
-------------------------------------------------------------------
WHOLESALE (0.9%)
   BJ's Wholesale Club*                          75,000    $  1,927
                                                           --------
TOTAL COMMON STOCK
   (Cost $183,706)                                          212,738
                                                           --------

WARRANTS (0.0%)
   Washington Mutual (A)*                        25,900           4
                                                           --------
TOTAL WARRANTS
   (Cost $0)                                                      4
                                                           --------

REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley
     0.750%, dated 10/31/03, to be
     repurchased on 11/03/03,
     repurchase price $1,647,520
     (collateralized by U.S. Treasury
     obligations, total market value
     $1,680,512)                                 $1,648       1,648
                                                           --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,648)                                              1,648
                                                           --------
TOTAL INVESTMENTS (99.9%)
   (Cost $185,354)                                          214,390
                                                           --------


                                                              Value
                                                              (000)
-------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.1%)
Investment Advisory Fees Payable                           $    (98)
Administration Fees Payable                                     (16)
Other Assets and Liabilities, Net                               290
                                                           --------
TOTAL OTHER ASSETS & LIABILITIES                                176
                                                           --------

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 17,058,145 outstanding
   shares of beneficial interest                            181,233
Undistributed net investment income                           2,058
Accumulated net realized gain on
   investments                                                2,239
Net unrealized appreciation on investments                   29,036
                                                           --------
TOTAL NET ASSETS (100.0%)                                  $214,566
                                                           ========
Net Asset Value, Offering and
   Redemption Price Per Share                              $  12.58
                                                           ========
*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the Year Ended October 31, 2003


                                                                                                       LSV VALUE
                                                                                                      EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $1).....................................          $ 3,274
   Interest  .................................................................................               27
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income .................................................................            3,301
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................              709
   Administration Fees .......................................................................              121
   Transfer Agent Fees .......................................................................               43
   Professional Fees .........................................................................               22
   Registration and Filing Fees ..............................................................               19
   Custodian Fees ............................................................................                9
   Printing Fees .............................................................................                7
   Trustee Fees ..............................................................................                4
   Insurance and Other Fees ..................................................................                3
-------------------------------------------------------------------------------------------------------------------
   Total Expenses ............................................................................              937
   Less: Investment Advisory Fees Waived .....................................................               (3)
-------------------------------------------------------------------------------------------------------------------
   Net Expenses ..............................................................................              934
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................            2,367
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .............................................................            2,239
Net Change in Unrealized Appreciation on Investments..........................................           34,035
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................           36,274
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................          $38,641
===================================================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                                       LSV VALUE EQUITY FUND
                                                                                   ----------------------------
                                                                                       2003             2002
---------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ......................................................      $  2,367         $   860
   Net Realized Gain on Investments ...........................................         2,239              44
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments............................................................        34,035          (5,556)
---------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........        38,641          (4,652)
---------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ......................................................        (1,030)           (578)
   Net Realized Gain...........................................................           (43)         (1,351)
---------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions.........................................        (1,073)         (1,929)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .....................................................................       114,083          29,605
   In Lieu of Dividends and Distributions .....................................         1,015           1,864
   Redeemed ...................................................................        (3,915)         (7,017)
---------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions .......       111,183          24,452
---------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................       148,751          17,871
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        65,815          47,944
---------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................      $214,566         $65,815
===============================================================================================================
Shares Transactions:
   Issued .....................................................................        10,638           2,686
   In Lieu of Dividends and Distributions .....................................           101             166
   Redeemed ...................................................................          (360)           (606)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions..................        10,379           2,246
===============================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Periods Ended October 31,



         Net                    Realized and                 Dividends                                       Net
        Asset                    Unrealized        Total        from      Distributions       Total         Asset
        Value         Net      Gains (Losses)      from         Net           from          Dividends       Value
      Beginning   Investment         on         Investment   Investment      Realized          and           End       Total
      of Period     Income       Securities     Operations     Income         Gains       Distributions   of Period   Return+
      ---------   ----------   --------------   ----------   ----------   -------------   -------------   ---------   -------
---------------------
LSV VALUE EQUITY FUND
---------------------
2003    $  9.85      $0.13         $ 2.73         $ 2.86       $(0.12)       $(0.01)         $(0.13)        $12.58     29.33%
2002      10.82       0.15          (0.68)         (0.53)       (0.14)        (0.30)          (0.44)          9.85     (5.37)
2001      10.87       0.07          (0.05)          0.02        (0.06)        (0.01)          (0.07)         10.82      0.16
2000      10.33       0.10           0.50           0.60        (0.06)           --           (0.06)         10.87      5.86
1999(1)   10.00       0.05           0.28           0.33           --            --              --          10.33      3.30

 + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.



                                  Ratio         Ratio
         Net                      of Net     of Expenses
        Assets       Ratio      Investment   to Average
         End      of Expenses     Income     Net Assets    Portfolio
      of Period   to Average    to Average   (Excluding    Turnover
        (000)     Net Assets    Net Assets     Waivers)      Rate
      ---------   -----------   ----------   -----------   ---------
---------------------
LSV VALUE EQUITY FUND
---------------------
2003   $214,566       0.72%        1.84%        0.73%        9.52%
2002     65,815       0.81         1.52         0.87        36.64
2001     47,944       0.90         1.06         0.94        37.40
2000     25,039       0.90         1.29         1.57        31.11
1999(1)  13,365       0.90         0.95         1.97        10.70

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available, of which there were none as of October 31, 2003, are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Fund paid the Distributor $1,330 through the reduction in the yield earned by the Fund on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

October 31, 2003


4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2003, were as follows
(000):

Purchases
  U.S. Government .....................   $     --
  Other ...............................    123,738
Sales
  U.S. Government .....................         --
  Other ...............................     11,919


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent differences as of October 31, 2003.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                         ORDINARY   LONG-TERM
                          INCOME   CAPITAL GAIN   TOTAL
                         --------  ------------   ------
      2003                 $1,030      $ 43       $1,073
      2002                    960       969        1,929

As of October 31, 2003, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income           $ 3,164
Undistributed Long-Term Capital Gain      1,134
Unrealized Appreciation                  29,036
Other Temporary Differences                  (1)
                                        -------
Total Distributable Earnings            $33,333
                                        =======

For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes.

The aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2003, were as follows (000):

                                                   NET
     FEDERAL    APPRECIATED    DEPRECIATED     UNREALIZED
    TAX COST    SECURITIES     SECURITIES     APPRECIATION
    --------    -----------    -----------    ------------
    $185,354      $35,513        $(6,477)        $29,036

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of
LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Philadelphia, Pennsylvania
December 23, 2003

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
    NAME,        POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,       HELD WITH         LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
     AGE1        THE TRUST        TIME SERVED2           DURING PAST 5 YEARS             MEMBER             HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T.            Trustee         Since 1993      Vice Chairman of Ameritrust             45            Trustee of The Arbor Funds,
COONEY                                             Texas N.A.,1989-1992, and                             The MDL Funds, and The
76 yrs. old                                        MTrust Corp., 1985-1989.                              Expedition Funds.

------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.          Trustee         Since 1993      Pennsylvania State University,          45            Member and Treasurer,
PATTERSON                                          Senior Vice President, Treasurer                      Board of Trustees of Grove
76 yrs. old                                        (Emeritus); Financial and Invest-                     City College. Trustee of
                                                   ment Consultant, Professor of                         The Arbor Funds, The MDL
                                                   Transportation since 1984; Vice                       Funds, and The Expedition
                                                   President-Investments, Treasurer,                     Funds.
                                                   Senior Vice President (Emeritus),
                                                   1982-1984. Director, Pennsylvania
                                                   Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.          Trustee         Since 1993      Private investor from 1987 to           45            Trustee of The Arbor Funds,
PETERS                                             present. Vice President and                           The MDL Funds, and The
74 yrs. old                                        Chief Financial Officer, Western                      Expedition Funds.
                                                   Company of North America
                                                   (petroleum service company),
                                                   1980-1986. President of Gene
                                                   Peters and Associates (import
                                                   company), 1978-1980. President
                                                   and Chief Executive Officer of
                                                   Jos. Schlitz Brewing Company
                                                   before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.           Trustee         Since 1994      Partner, Dechert (law firm),            45            Trustee of The Arbor Funds,
STOREY                                             September 1987-December 1993.                         The MDL Funds, The
72 yrs. old                                                                                              Expedition Funds, State
                                                                                                         Street Research Funds,
                                                                                                         Massachusetts Health and
                                                                                                         Education Tax-Exempt Trust,
                                                                                                         SEI Asset Allocation Trust,
                                                                                                         SEI Daily Income Trust, SEI
                                                                                                         Index Funds, SEI
                                                                                                         Institutional International
                                                                                                         Trust, SEI Institutional
                                                                                                         Investments Trust, SEI
                                                                                                         Institutional Managed
                                                                                                         Trust, SEI Liquid Asset
                                                                                                         Trust and SEI Tax Exempt
                                                                                                         Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
    NAME,        POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,       HELD WITH         LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
     AGE1        THE TRUST        TIME SERVED2           DURING PAST 5 YEARS             MEMBER             HELD BY BOARD MEMBER3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J.          Trustee         Since 1999      Chief Executive Officer, Newfound       45          Trustee, Navigator Securities
SULLIVAN, JR.                                      Consultants Inc. since April 1997.                  Lending Trust, since 1995.
61 yrs. old                                        General Partner, Teton Partners,                    Trustee of The Arbor Funds,
                                                   L.P., June 1991-December 1996;                      The MDL Funds, The Expedition
                                                   Chief Financial Officer, Nobel                      Funds, SEI Asset Allocation
                                                   Partners, L.P., March 1991-                         Trust, SEI Daily Income
                                                   December 1996; Treasurer and                        Trust, SEI Index Funds, SEI
                                                   Clerk, Peak Asset Management,                       Institutional International
                                                   Inc., since 1991.                                   Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.          Chairman        Since 1991      Currently performs various services     45          Trustee of The Arbor Funds,
NESHER           of the Board                      on behalf of SEI Investments for                    Bishop Street Funds, The
57 yrs. old       of Trustees                      which Mr. Nesher is compensated.                    Expedition Funds, The MDL
                                                   Executive Vice President of SEI                     Funds, SEI Asset Allocation
                                                   Investments, 1986-1994. Director                    Trust, SEI Daily Income
                                                   and Executive Vice President of the                 Trust SEI Index Funds, SEI
                                                   Administrator and the Distributor,                  Institutional International
                                                   1981-1994.                                          Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust. SEI
                                                                                                       Opportunity Master Fund,
                                                                                                       L.P., SEI Opportunity Fund,
                                                                                                       L.P., SEI Absolute Return
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund L.P.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.         Trustee         Since 1992      Partner, Morgan, Lewis & Bockius        45          Trustee of The Arbor Funds,
DORAN                                              LLP (law firm), counsel to the Trust,               The MDL Funds, The Expedition
1701 Market Street,                                SEI Investments, the Administrator                  Funds, SEI Asset Allocation
Philadelphia,                                      and the Distributor. Director of SEI                Trust, SEI Daily Income
PA 19103                                           Investments since 1974; Secretary                   Trust, SEI Index Funds, SEI
63 yrs. old                                        of SEI Investments since 1978.                      Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust and
                                                                                                       SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
    NAME,        POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,       HELD WITH         LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
     AGE1        THE TRUST         TIME SERVED           DURING PAST 5 YEARS             OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK,     President       Since 2003      Senior Operations Officer, SEI          N/A                     N/A
CPA                                                Investments, Fund Accounting
41 yrs. old                                        and Administration since 1996.
                                                   From 1993 until 1996, Mr. Volk
                                                   served as Assistant Chief
                                                   Accountant for the U.S. Securities
                                                   and Exchange Commission. Prior
                                                   to 1996 he was an Audit Manager
                                                   for Coopers & Lybrand LLP from
                                                   1985 until 1993.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER          Controller       Since 2001      Director, SEI Investments, Fund         N/A                     N/A
SPRATLEY,         and Chief                        Accounting and Administration
CPA            Financial Officer                   since November 1999; Audit Manager,
34 yrs. old                                        Ernst & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER          Co-Controller and   Since 2003      Director, SEI Investments, Fund         N/A                     N/A
GOLDEN        Co-Chief Financial                   Accounting and Administration
39 yrs. old         Officer                        since June 2001. From March
                                                   2000 to 2001, Vice President
                                                   of Funds Administration for
                                                   J.P. Morgan Chase & Co. From
                                                   1997 to 2000, Vice President of
                                                   Pension and Mutual Fund
                                                   Accounting for Chase Manhattan
                                                   Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K.            Vice          Since 2001      Vice President and Assistant            N/A                     N/A
VETTERLEIN        President                        Secretary of SEI Investments
41 yrs. old      and Secretary                     Global Funds Services and
                                                   SEI Investments Distribution
                                                   Co. since January 2001;
                                                   Shareholder/Partner, Buchanan
                                                   Ingersoll Professional
                                                   Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A.          Vice President   Since 1998      Vice President and Assistant            N/A                     N/A
GAVALIS           and Assistant                    Secretary of SEI Investments,
39 yrs. old          Secretary                     SEI Investments Global Funds
                                                   Services and SEI Investments
                                                   Distribution Co. since 1998;
                                                   Assistant General Counsel and
                                                   Director of Arbitration, Philadelphia
                                                   Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
    NAME,        POSITION(S)       OFFICE AND                                       INNER CIRCLE FUND
   ADDRESS,       HELD WITH         LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
     AGE1        THE TRUST         TIME SERVED           DURING PAST 5 YEARS             OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D.           Assistant     Since 2000      Vice President and Assistant            N/A                     N/A
BARTO             Vice President                   Secretary of SEI Investments
35 yrs. old        and Assistant                   Global Funds Services and SEI
                     Secretary                     Investments Distribution Co. since
                                                   1999; Associate, Dechert (law
                                                   firm) from 1997-1999; Associate,
                                                   Richter, Miller & Finn (law firm)
                                                   from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.          Assistant      Since 2000      Vice President and Assistant            N/A                     N/A
ZITELLI           Vice President                   Secretary of SEI Investments
35 yrs. old        and Secretary                   Global Funds Services and SEI
                                                   Investments Distribution Co. since
                                                   2000; Vice President, Merrill Lynch
                                                   & Co. Asset Management Group
                                                   from 1998-2000; Associate
                                                   at Pepper Hamilton LLP from
                                                   1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.      Vice President   Since 2000      Vice President and Assistant            N/A                     N/A
MCCULLOUGH        and Assistant                    Secretary of SEI Investments
43 yrs. old          Secretary                     Global Funds Services and SEI
                                                   Investments Distribution Co. since
                                                   1999; Associate at White and
                                                   Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C.           Vice President   Since 2001      Vice President and Assistant            N/A                     N/A
MUNCH             and Assistant                    Secretary of SEI Investments
32 yrs. old          Secretary                     Global Funds Services and SEI
                                                   Investments Distribution Co. since
                                                   2001; Associate at Howard Rice
                                                   Nemorvoski Canady Falk &
                                                   Rabkin from 1998-2001; Associate
                                                   at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN              Vice President   Since 2002      Middle Office Compliance Officer at     N/A                     N/A
MUNERA            and Assistant                    SEI Investments since 2000;
40 yrs. old          Secretary                     Supervising Examiner at Federal
                                                   Reserve Bank of Philadelphia from
                                                   1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI              Vice President   Since 2003      Employed by SEI Investments             N/A                     N/A
DAGGETT           and Assistant                    Company since 2003. Associate at
42 yrs. old          Secretary                     Drinker, Biddle & Reath LLP from
                                                   1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                          DIVIDENDS
                                                                                      QUALIFYING FOR
   LONG TERM        LONG TERM                                                            CORPORATE
  (20% RATE)       (15% RATE)       ORDINARY                                             DIVIDENDS        QUALIFYING       FOREIGN
 CAPITAL GAIN     CAPITAL GAIN       INCOME           TOTAL           TAX-EXEMPT        RECEIVABLE         DIVIDEND          TAX
 DISTRIBUTION     DISTRIBUTION    DISTRIBUTIONS   DISTRIBUTIONS        INTEREST          DEDUCTION        INCOME (1)     CREDIT (2)
 ------------     ------------    -------------   -------------       ----------      --------------      ----------     ----------
     4.06%            0.00%          95.94%          100.00%             0.00%            98.13%            24.41%          0.00%



(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.
(2) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP



     LSV-AR-004-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.